Supplement Dated April 28, 2014
To The Prospectuses Dated April 29, 2013 For

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

Issued by JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE INVESTOR VUL® ULTIMATE INVESTOR VUL®; and JACKSON ADVISOR® VUL

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT IV

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY; and PERSPECTIVESM

Issued by JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE INVESTOR VUL®

Issued by JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT IV

NOTICE TO CUSTOMERS

Jackson National Life Insurance Company (“Jackson”) and Jackson National Life Insurance Company of New York (“Jackson of NY”) no longer offer your variable annuity contract or variable universal life policy for sale and are no longer required to file with the Securities and Exchange Commission (the “SEC”) an update to the prospectus for your contract or policy on an annual basis. Therefore, effective immediately, we will no longer send you an updated prospectus each year. Beginning with this notice and on an annual basis hereafter, we will send you the audited financial statements for the applicable life insurance company and separate account, and the current summary prospectuses for the underlying Funds of all of the Investment Divisions available under your contract or policy. The applicable financial statements and summary prospectuses for the underlying Funds for this year follow this Notice. Please review the summary prospectuses for any changes in the Funds underlying your contract or policy.

In addition, each year we will provide you with the annual and semi-annual reports of the Funds in which the separate account invests, any other periodic reports of the Funds, and all Fund proxy materials or information statements, as applicable. We will continue to provide you with statements and confirmations of transactions, as you currently receive.

If we make any changes to your existing contract or policy, we will send a complete and updated prospectus, as filed with the SEC reflecting the changes.

If you have any questions regarding a Jackson variable annuity, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814, 1-800-644-4565; for a Jackson variable universal life policy, please contact us at our Jackson Service Center, P.O. Box 30502, Lansing, Michigan, 48909-8002, 1-800-644-4565; for a Jackson of NY contract or policy, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813, 1-800-599-5651; www.jackson.com.

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(To be used with VC6016GW 04/14, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, NV6016GW 04/14, NV3174GW 04/14, NV3174CEGW 04/14 and NV5825GW 04/14)

CMX12796 04/14